UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF Michigan Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 06/30/2014

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 106.6%
Bay Area California Toll Authority, RB, VRDN, P-FLOATS, Series 4740 (Bank of America NA SBPA), 0.09%, 7/07/14 (a)(b)(c)	$3,500	$3,500,000
California Community College Financing Authority, RB, Series C, 2.00%, 12/31/14	4,400	4,440,838
California Health Facilities Financing Authority, RB, VRDN (a):
P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.07%, 7/07/14 (b)(c)	13,695	13,695,000
Scripps Health, Series E (Bank of America NA LOC), 0.06%, 7/07/14	1,100	1,100,000
Stanford Hospital and Clinics, Series C, 0.14%, 1/26/15	12,000	12,000,000
California Health Facilities Financing Authority, Refunding RB, Series B:
Stanford Hospital and Clinics, 2.00%, 8/15/14	600	601,386
VRDN, Catholic Healthcare (JPMorgan Chase & Co. LOC), 0.04%, 7/07/14 (a)	5,100	5,100,000
California Housing Finance Agency, RB, AMT, Series D, VRDN, Fannie Mae LOC, Freddie Mac LOC) 0.04%, 7/07/14 (a)	5,000	5,000,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Pacific Gas & Electric Co. (a):
Series A (Union Bank NA LOC), 0.04%, 7/01/14	20,000	20,000,000
Series D (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 7/01/14	36,700	36,700,000
California Pollution Control Financing Authority, RB, VRDN (a):
Air Products & Chemicals, Inc., Series B, 0.02%, 7/01/14	19,700	19,700,000
Air Products Manufactor Corp., 0.02%, 7/01/14	4,700	4,700,000
Burrtec Waste Group, Series A, AMT (US Bank NA LOC), 0.09%, 7/07/14	7,505	7,505,000
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.09%, 7/07/14	3,480	3,480,000

Municipal Bonds	Par (000)	Value

California (continued)
California Pollution Control Financing Authority, RB, VRDN (a) (concluded):
South Tahoe Refuse Project, Series A, AMT (Union Bank LOC), 0.10%, 7/07/14	$3,645	$3,645,000
California School Cash Reserve Program Authority, RB:
Series J, 2.00%, 10/01/14	9,055	9,098,530
Series K, 2.00%, 10/01/14	10,655	10,706,222
Series L, 2.00%, 10/01/14	3,755	3,772,860
Series M, 2.00%, 12/31/14	5,000	5,046,410
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.14%, 7/07/14 (a)	4,800	4,800,000
California State Health Facilities Financing Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1083 (Deutsche Bank AG SBPA), 0.12%, 7/07/14 (a)(b)(c)	10,000	10,000,000
California State Health Facilities Financing Authority, RB, VRDN, P-FLOATS (Bank of America NA SBPA) Series 4726, 0.09%, 7/07/14 (a)(b)(c)	2,860	2,860,000
California State Public Works Board, Deutsche Bank SPEARS/LIFERS Trust, LRB, VRDN, Series 1297 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.10%, 7/07/14 (a)(b)(c)(d)	10,415	10,415,000
California State University, RB, Series A, 3.50%, 11/01/14	545	551,138
California Statewide Communities Development Authority, HRB, VRDN, M/F (Fannie Mae Guarantor) (a):
2nd Street Senior Apartments, Series TT, AMT, 0.08%, 7/07/14	2,255	2,255,000
Greentree Senior Apartments Project, Series P, AMT, 0.07%, 7/07/14	7,350	7,350,000
California Statewide Communities Development Authority, RB, HRB, VRDN,Oakmont of Alameda Project, Series WW, AMT (East West Bank LOC), 0.06%, 7/07/14 (a)	9,180	9,180,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	1

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, Refunding RB, VRDN, John Muir Health, Series A (Wells Fargo Bank NA LOC), 0.01%, 7/01/14 (a)	$3,245	$3,245,000
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities (Union Bank NA LOC), 0.06%, 7/07/14 (a)	2,800	2,800,000
City & County of San Francisco California Airport Commission:
0.08%, 8/04/14	7,000	7,000,000
0.09%, 10/02/14	9,300	9,300,000
City & County of San Francisco California, COP, Refunding Series A, 4.00%, 9/01/14	2,135	2,149,156
City & County of San Francisco California, GO, Refunding, 5.00%, 6/15/15	400	418,581
City & County of San Francisco California Airport Commission, Refunding RB, Series B, 5.00%, 5/01/15	195	202,815
City of Alvord California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Refunding Series B (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)(c)	7,000	7,000,000
City of Burbank California Wastewater Treatment Revenue, Refunding RB, 5.00%, 6/01/15	460	480,462
City of Carlsbad California, HRB, VRDN, M/F, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.07%, 7/07/14 (a)	13,515	13,515,000
City of Los Angeles California, GO, Series A, 2.50%, 9/01/14	1,200	1,204,909
City of Los Angeles California Wastewater System, 0.08%, 9/23/14	7,600	7,600,000
City of Redwood California School District, GO, TRAN, 3.00%, 10/31/14	8,200	8,277,383
City of Roseville California School District, GO, Refunding, 4.00%, 8/01/14	400	401,359
City of Sacramento California, RB, 1.00%, 9/01/14	525	525,705

Municipal Bonds	Par (000)	Value

California (continued)
City of Sacramento California Financing Authority, Refunding RB, VRDN, P-FLOATS (Deutsche Bank Liquidity Agreement, Deutsche Bank Guarantee Agreement), 0.14%, 7/07/14 (a)(b)(c)	$1,020	$1,020,000
City of San Jose California, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, AMT (Deutsche Bank Guarantor, Deutsche Bank AG SBPA) (a)(b)(c):
Series DB-480, 0.08%, 7/07/14 (b)	9,880	9,880,000
Series DB-484, 0.08%, 7/07/14	20,800	20,800,000
Series DBE-544, 0.08%, 7/07/14	8,580	8,580,000
City of San Jose California, HRB, M/F, Carlton, Series A, AMT (Fannie Mae Guarantor), 0.07%, 7/07/14 (a)	12,000	12,000,000
City of San Jose California, Refunding, HRB, VRDN, M/F, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.15%, 7/07/14 (a)	2,000	2,000,000
City of Santa Rosa California, HRB, VRDN, M/F, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.11%, 7/07/14 (a)	1,940	1,940,000
County of Contra Costa California Water District, 0.11%, 7/02/14	14,300	14,300,000
County of Los Angeles California Schools, RB:
Series B-3, 2.00%, 12/31/14	1,500	1,514,057
Series B-4, 2.00%, 12/31/14	2,600	2,624,246
County of Riverside California Industrial Development Authority, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.15%, 7/07/14 (a)	3,300	3,300,000
County of Riverside California Transportation Commission, Refunding RB, VRDN, ROCS, Series 14064 (Citibank NA SBPA), 0.07%, 7/07/14 (a)(b)(c)	1,675	1,675,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	2

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Deutsche Bank AG SBPA) (a)(b)(c):
Series 646, AMT (Deutsche Bank Guarantor, 0.11%, 7/07/14	$9,155	$9,155,000
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Deutsche Bank AG SBPA) (a)(b)(c) (concluded):
Series DBE-1186 (Deutsche Bank Guarantor, 0.11%, 7/07/14	2,750	2,750,000
County of San Bernardino California Housing Authority, Refunding, HRB, VRDN, M/F, Raintree Apartments, Series A (Federal Home Loan Bank of San Francisco LOC), 0.07%, 7/07/14 (a)	3,100	3,100,000
County of San Diego California Water Authority:
0.09%, 9/10/14	4,000	4,000,000
0.10%, 10/06/14	4,000	4,000,000
County of San Joaquin California Transportation Authority, RB, 1.00%, 3/01/15	2,255	2,267,853
County of San Mateo California Community College District, GO, Refunding, 0.33%, 9/01/14	3,490	3,491,076
East Bay Municipal Utility District, Water System:
0.11%, 7/02/14	23,200	23,200,000
0.10%, 7/08/14	8,100	8,100,000
0.11%, 9/09/14	16,700	16,700,000
East Bay Municipal Utility District, Water System, RB, VRDN (Citibank NA SBPA), 0.07%, 7/07/14 (a)(b)	3,200	3,200,000
Fontana Unified School District, GO, VRDN, PUTTERS, Series 2668 (JPMorgan Chase Bank NA SBPA), 0.14%, 7/07/14 (a)(b)(c)	5,595	5,595,000
Irvine Unified School District, Special Tax Bonds, VRDN, Series B (Bank of America NA LOC), 0.04%, 7/01/14 (a)	10,000	10,000,000
Jefferson Elementary School District, GO, Series A, 4.00%, 9/01/14	400	402,606

Municipal Bonds	Par (000)	Value

California (continued)
Kern Community College District, COP, Refunding, 0.16%, 4/01/15 (a)	$7,800	$7,800,000
Los Angeles County Metropolitan Transportation Authority, RB, Series B, 3.00%, 6/01/15	700	718,105
Los Angeles County Metropolitan Transportation Authority, Refunding RB:
Series A, 4.00%, 7/01/14	850	850,090
Series C, 5.00%, 7/01/15	3,215	3,371,182
Los Angeles Department of Water & Power, Refunding RB:
Series A, 1.00%, 7/01/15	1,250	1,260,383
VRDN, Sub-Series B-3 (Royal Bank of Canada SBPA), 0.01%, 7/01/14 (a)	4,200	4,200,000
VRDN, Sub-Series B-3 (Royal Bank of Canada SBPA), 0.02%, 7/07/14 (a)	14,100	14,100,000
Los Angeles Unified School District, GO, Series A, 5.00%, 7/01/14	400	400,053
Metropolitan Water District of Southern California, Refunding RB, Series B, 3.00%, 7/01/15	350	359,954
Milpitas Unified School District, GO, Series A, 1.50%, 8/01/14	2,400	2,402,824
Newport Mesa Unified School District, GO, Refunding, 4.00%, 8/01/14	565	566,906
Oxnard School District, GO, Refunding, 4.00%, 8/01/14	150	150,500
Oxnard Union High School District, GO, Series C, 3.00%, 8/01/14	995	997,447
Palos Verdes Peninsula Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series R (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.16%, 7/07/14 (a)(b)(c)	12,440	12,440,000
Panama-Buena Vista Union School District, GO, 1.50%, 9/01/14	4,000	4,009,267
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (California State Teachers Retirement System LOC, State Street Bank & Trust Co. LOC), 0.03%, 7/01/14 (a)	21,400	21,400,000
Redlands Financing Authority, RB, Series A, 3.00%, 9/01/14	500	502,381

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	3

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
Redondo Beach Unified School District, GO, Series A, 3.00%, 8/01/14	$425	$426,045
Riverside Community College District Foundation, GO, Refunding Series A, 2.00%, 8/01/14	200	200,309
Sacramento Municipal Utility District, Refunding RB, Series U, 4.00%, 8/15/14	300	301,425
Saddleback Valley Unified School District, GO, Election of 2004, Series A, 2.00%, 8/01/14	400	400,619
San Diego Housing Authority, HRB, VRDN, M/F, Studio 15, Series B, AMT (Citibank NA LOC), 0.09%, 7/07/14 (a)	4,530	4,530,000
San Diego Public Facilities Financing Authority Water Revenue, Refunding RB, Series A, 3.00%, 8/01/14	100	100,241
San Dieguito Union High School District, GO, Refunding Series A-2, 1.00%, 8/01/14	5,925	5,929,368
San Francisco City & County Redevelopment Agency, Special Tax Bonds, VRDN, No.7 Hunters Point, Series A (JPMorgan Chase Bank NA LOC), 0.07%, 7/07/14	5,000	5,000,000
San Francisco Municipal Transportation Agency, Refunding RB, Series A, 4.00%, 3/01/15	400	410,228
San Francisco Unified School District, GO, Series A, 5.00%, 6/15/15	175	182,958
San Jose Evergreen Community College District, GO, Series A, 0.40%, 8/01/14	3,300	3,300,691
San Ramon Valley Unified School District, GO, 2.00%, 8/01/14	1,465	1,467,354
South San Francisco Unified School District, GO, Refunding Measure J, Series A, 0.48%, 9/01/14	595	595,235
Southern California Public Power Authority, RB, 5.00%, 7/01/14	1,195	1,195,161

Municipal Bonds	Par (000)	Value

California (concluded)
Southern California Public Power Authority, Refunding RB, Series A, 5.00%, 7/01/15	$2,400	$2,516,139
State of California, GO, 5.00%, 11/01/14	800	813,094
State of California, GO, VRDN, FLOATS, Series 2178 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.09%, 7/07/14 (a)(b)(c)	24,500	24,500,000
State of California, GO, Refunding FLOATS, VRDN, Series 2661 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.09%, 7/07/14 (a)(b)(c)	31,825	31,825,000
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/15	500	520,259
State of California, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Refunding (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)(c)	8,560	8,560,000
University of California, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4401 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/07/14 (a)(b)(c)	2,000	2,000,000
University of California, Refunding RB, VRDN, Series AL-4, 0.02%, 7/07/14 (a)	27,900	27,900,000
Upland Unified School District, GO, Refunding, 2.00%, 8/01/14	425	425,640
Val Verde Unified School District, GO, Series A, 1.50%, 9/01/14	2,550	2,555,944
West Basin Municipal Water District, Refunding RB, Series A, 2.00%, 8/01/14	4,910	4,918,063
William S Hart Union High School District, GO, Election of 2008, Series C, 2.00%, 8/01/14	400	400,611

Total Investments (Cost — $663,421,068*) — 106.6%		663,421,068
Liabilities in Excess of Other Assets — (6.6)%		(40,994,409)

Net Assets — 100.0%		$622,426,659

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	4

Schedule of Investments (continued)	BIF California Municipal Money Fund

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
LRB	Lease Revenue Bonds
M\F	Multi-Family
PUTTERS	Puttable Tax-Exempt Receipts
P-FLOATS	Puttable Floating Rate Securities.
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	5

Schedule of Investments (concluded)	BIF California Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•		Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2014:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Municipal Bonds [1]	—	$663,421,068	—	$663,421,068

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, cash of $2,086,992 is categorized as Level 1 within the disclosure hierarchy.
There were no transfers between levels during the period ended June 30, 2014.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	6

Schedule of Investments June 30, 2014 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Connecticut — 87.5%

Borough of Naugatuck Connecticut, GO, BAN, 1.00%, 3/17/15	$2,500	$2,515,375
Capital City EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.08%, 7/07/14 (a)	6,270	6,270,000
City of Bristol Connecticut, GO, Refunding, 3.00%, 7/15/14	2,800	2,803,315
City of Derby Connecticut, GO, BAN, 0.50%, 9/05/14	5,000	5,002,810
City of Norwalk Connecticut, GO, Refunding Series D, 5.00%, 7/01/14	270	270,035
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.03%, 7/07/14	1,430	1,430,000
MSG Mortgage Finance Program, Series D, AMT (Royal Bank of Canada SBPA), 0.07%, 7/07/14	4,640	4,640,000
Series D-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.06%, 7/07/14	1,000	1,000,000
Connecticut Housing Finance Authority, Refunding RB, VRDN, Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 7/07/14 (a)	8,500	8,500,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.05%, 7/07/14 (a)	4,000	4,000,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.08%, 7/07/14 (a)	16,500	16,500,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Hotchkiss School, Series A (U.S. Bank NA LOC), 0.07%, 7/07/14	4,100	4,100,000
Yale University, Series 2008-1080 (Bank of America NA SBPA), 0.08%, 7/07/14 (b)	2,636	2,636,000
Yale University, Series V-1, 0.01%, 7/01/14	5,000	5,000,000

Municipal Bonds	Par (000)	Value

Connecticut (continued)

Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a):
Choate Rosemary Hall, Series D (JPMorgan Chase Bank NA LOC), 0.09%, 7/07/14	$6,320	$6,320,000
FLOATS, Series 1884 (Wells Fargo Bank NA SBPA), 0.06%, 7/07/14 (b)(c)	5,860	5,860,000
State of Connecticut, GO, Refunding, Series F, 4.00%, 9/15/14	250	251,973
State of Connecticut, GO, Series A, 1.50%, 3/01/15	5,500	5,550,443
State of Connecticut, Special Tax Revenue, RB, Transportation Infrastructure, Series A:
5.00%, 7/01/14	205	205,027
5.00%, 11/01/14	100	101,614
State of Connecticut, Special Tax Revenue, Refunding RB, Transportation Infrastructure, Series B, 5.00%, 12/01/14	275	280,533
Town of Cheshire Connecticut, GO, Refunding, 4.00%, 8/01/14	250	250,812
Town of Darien Connecticut, GO, Refunding, Series A, 4.00%, 8/01/14	100	100,326
Town of East Hampton Connecticut, GO, Refunding, 2.00%, 8/15/14	210	210,449
Town of Fairfield Connecticut, GO, Refunding, BAN, 1.25%, 7/18/14	5,266	5,268,805
Town of Ledyard Connecticut, GO, Refunding, BAN, 1.00%, 10/10/14	2,000	2,004,290
Town of Monroe Connecticut, GO, BAN, 1.00%, 6/17/15	2,950	2,972,708
Town of Newtown Connecticut, GO, Refunding, Series B, 2.00%, 7/15/14	500	500,349
Town of Orange Connecticut, GO, Refunding, 4.00%, 8/15/14	805	808,686
Town of Southington Connecticut, GO, 3.00%, 1/15/15	295	299,461
Town of Stafford Connecticut, GO, Refunding, BAN, 1.00%, 8/05/14	1,000	1,000,697
Town of Westbrook Connecticut, GO, 2.00%, 8/01/14	250	250,361

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	1

Schedule of Investments (continued)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Connecticut (continued)

Town of Weston Connecticut, GO, Refunding, Series B, 5.00%, 8/01/14	$1,000	$1,004,144
Town of Windsor Connecticut, GO, Refunding, Series B, 3.00%, 7/15/14	1,065	1,066,232
University of Connecticut, RB, Series A:
2.00%, 8/15/14	5,000	5,011,427
3.75%, 2/15/15	100	102,155

Municipal Bonds	Par (000)	Value

Connecticut (concluded)

University of Connecticut, Refunding RB, Series A, 5.00%, 2/15/15	$500	$515,120

Total Investments (Cost — $104,603,147*) — 87.5%		104,603,147
Other Assets Less Liabilities — 12.5%		14,898,155

Net Assets — 100.0%		$119,501,302

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	2

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•		Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2014:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Municipal Bonds [1]	—	$104,603,147	—	$104,603,147

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, bank overdraft of $(1,527,069) is categorized as Level 2 within the disclosure hierarchy.
There were no transfers between levels during the period ended June 30, 2014.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	3

Schedule of Investments June 30, 2014 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 96.0%

Berlin & Boylston Regional School District, GO, Refunding, 1.00%, 12/12/14	$1,000	$1,003,151
City of Attleboro Massachusetts, GO, Refunding, 3.00%, 3/16/15	228	232,437
City of Boston Massachusetts, GO, Series D, 5.00%, 10/01/14	300	303,584
City of Haverhill Massachusetts, GO, BAN:
0.75%, 9/02/14	1,000	1,000,739
Refunding, 1.00%, 12/12/14	2,032	2,038,324
City of Pittsfield Massachusetts, GO, Refunding, 4.00%, 3/02/15	100	102,472
City of Salem Massachusetts, GO, SAN:
0.75%, 12/03/14	1,000	1,002,374
1.00%, 12/03/14	500	501,590
City of Somerville Massachusetts, GO, Refunding, 2.00%, 10/01/14	695	697,999
Commonwealth of Massachusetts, GO, Public Improvements, Series D, 0.23%, 1/02/15 (a)	110	110,000
Commonwealth of Massachusetts, GO, VRDN, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A (Bank of America NA SBPA), 0.02%, 7/01/14 (b)	6,000	6,000,000
Commonwealth of Massachusetts, Refunding GO, VRDN, Series A (Wells Fargo NA SBPA), 0.03%, 7/01/14 (b)	2,900	2,900
Massachusetts Bay Transportation Authority, RB:
Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.09%, 7/07/14 (b)(c)(d)	5,000	5,000,000
Series A, 5.00%, 7/01/14 (e)	725	725,093
Massachusetts Bay Transportation Authority, Refunding RB:
Senior Series B, 5.25%, 7/01/14	300	300,040
Senior Series C, 5.25%, 7/01/14	100	100,014
VRDN, 7-Month Window, Senior Series A, 0.15%, 1/26/15 (b)	5,000	5,000,000

Municipal Bonds	Par (000)	Value

Massachusetts (continued)

Massachusetts Development Finance Agency, HRB, M/F, Avalon Acton Apartment, AMT (Fannie Mae Guarantor), 0.08%, 7/07/14 (b)	$6,500	$6,500,000
Massachusetts Development Finance Agency, RB, VRDN (b):
Boston University, Deutsche Bank SPEARS/LIFERS Trust, Series X (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (c)(d)	2,000	2,000,000
Concord Food Issue, AMT (Bank of America NA LOC), 0.25%, 7/07/14	1,005	1,005,000
Holy Cross, FLOATS, Series 1336 (Credit Suisse AG SBPA), 0.06%, 7/07/14 (c)(d)	3,050	3,050,000
Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.04%, 7/07/14	1,500	1,500,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 7/07/14 (c)(d)	3,000	3,000,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.03%, 7/01/14 (b)	2,500	2,500,000
Massachusetts Health & Educational Facilities Authority, RB:
Massachusetts Institute of Technology, Series M, 5.25%, 7/01/14	150	150,020
Massachusetts Institute of Technology, Series N, 5.00%, 7/01/14	320	320,042
Partners Healthcare System, Series P2, VRDN (JPMorgan NA SBPA), 0.04%, 7/07/14 (b)	900	900,000
Pooled Loan Program, Series N, VRDN (TD Bank NA LOC), 0.03%, 7/01/14 (b)	595	595,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	1

Schedule of Investments (continued)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts (continued)

Massachusetts Health & Educational Facilities Authority, RB (concluded):
Stonehill College, Series K, VDRN (JPMorgan Chase Bank NA LOC), 0.04%, 7/01/14 (b)	$735	$735,000
Tufts University, Series G, VRDN (Wells Fargo NA SBPA), 0.03%, 7/01/14 (b)	3,240	3,240,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (Bank of America NA LOC) (b):
Development, Garlock Printing Corp., 0.40%, 7/07/14	275	275,000
Gem Group, Inc. Issue, 0.40%, 7/07/14	630	630,000
Massachusetts Port Authority, RB, Series A, 4.00%, 7/01/14	400	400,042
Massachusetts School Building Authority, RB, Sales Tax Revenue:
Series A (AGM), 5.00%, 8/15/14	130	130,784
VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.07%, 7/07/14 (b)(c)(d)	2,125	2,125,000
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-528 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 7/07/14 (b)(c)(d)	1,570	1,570,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.03%, 7/07/14 (b)	3,500	3,500,000
Massachusetts Water Pollution Abatement Trust, RB, Series A, 5.25%, 8/01/14 (f)	300	301,292
Massachusetts Water Pollution Abatement Trust, Refunding RB, Series A:
3.00%, 8/01/14	200	200,489

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)

Massachusetts Water Pollution Abatement Trust, Refunding RB, Series A (concluded):
Pool Program, 5.25%, 8/01/14	$100	$100,431
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.06%, 7/07/14 (b)(c)(d)	2,095	2,095,000
Town of Arlington Massachusetts, GO, Refunding, 3.50%, 8/15/14	170	170,694
Town of Billerica Massachusetts, GO, Refunding, 4.25%, 7/15/14	115	115,190
Town of Boxford Massachusetts, GO, BAN, 1.25%, 10/03/14	1,027	1,029,412
Town of Greenfield Massachusetts, GO, Refunding, Municipal Purpose Loan, 3.00%, 3/02/15	567	577,203
Town of Maynard Massachusetts, GO, BAN, 0.75%, 3/06/15	521	522,597
Town of Medfield Massachusetts, GO, Refunding, Municipal Purpose Loan, 2.00%, 9/15/14	120	120,439
Town of Needham Massachusetts, GO, Refunding, BAN, 0.50%, 12/01/14	607	607,914
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.15%, 1/26/15 (b)	2,930	2,930,000

Total Investments (Cost — $69,914,366*) — 96.0%		69,914,366
Other Assets Less Liabilities — 4.0%		2,887,032

Net Assets — 100.0%		$72,801,398

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	2

Schedule of Investments (continued)	BIF Massachusetts Municipal Money Fund

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal or U.S. Treasury obligations.
Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SAN	State Anticipation Notes
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	3

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2014:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Municipal Bonds [1]	—	$69,914,366	—	$69,914,366

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, cash of $180,112 is categorized as Level 1 within disclosure hierarchy.
There were no transfers between levels during the period ended June 30, 2014.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	4

Schedule of Investments June 30, 2014 (Unaudited)	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 75.4%
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (JPMorgan Chase Bank NA LOC), 0.07%, 7/07/14 (a)	$2,025	$2,025,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C (Citibank NA LOC), 0.07%, 7/07/14 (a)	145	145,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.04%, 7/07/14 (a)	2,050	2,050,000
Michigan State HDA, Refunding RB, VRDN, AMT (a):
0.07%, 7/07/14	200	200,000
Series A (Barclays Bank PLC SBPA), 0.07%, 7/07/14	3,955	3,955,000
Series A (JPMorgan Chase Bank NA SBPA), 0.07%, 7/01/14	3,940	3,940,000
Series E (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.08%, 7/07/14	500	500,000
Michigan State University, Refunding RB, VRDN, General, Series A (Northern Trust Company SBPA), 0.04%, 7/07/14 (a)	1,700	1,700,000
Michigan Strategic Fund, RB, VRDN (a):
P-FLOATS, Series 840, AMT (Bank of America NA Guarantor, Bank of America NA Liquidity Agreement), 0.18%, 7/07/14 (b)(c)	2,000	2,000,000
Air Products & Chemicals, Inc., 0.04%, 7/01/14	3,100	3,100,000

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan Strategic Fund, RB, VRDN (a) (concluded):
C&M Manufacturing Corp., Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.50%, 7/07/14	$440	$440,000
Golden Keys Development LLC Project, AMT (JPMorgan Chase Bank NA LOC), 0.11%, 7/07/14	900	900,000
MANS LLC Project, AMT (Comerica Bank LOC), 0.16%, 7/07/14	700	700,000
Riverwalk Properties LLC Project, AMT (Comerica Bank LOC), 0.16%, 7/07/14	1,100	1,100,000
Vector Investments Project, AMT (Bank of America NA LOC), 0.34%, 7/07/14	600	600,000
Oakland County EDC, Refunding RB, VRDN, Cranbrook Education Community Project (JPMorgan Chase Bank NA LOC), 0.06%, 7/07/14 (a)	1,000	1,000,000
Oakland University, Refunding RB, VRDN, General (JPMorgan Chase Bank NA LOC), 0.05%, 7/07/14 (a)	995	995,000
University of Michigan, RB, VRDN, General, Series D-1, 0.01%, 7/01/14 (a)	6,500	6,500,000
University of Michigan, Refunding RB, VRDN, General, Series B (Northern Trust Company SBPA), 0.01%, 7/01/14 (a)	2,700	2,700,000

Total Investments (Cost — $34,550,000*) — 75.4%		34,550,000
Other Assets Less Liabilities — 24.6%		11,301,243

Net Assets — 100.0%		$45,851,243

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	1

Schedule of Investments (concluded)	BIF Michigan Municipal Money Fund

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
P-FLOATS	Floating Rate Securities
HDA	Housing Development Authority
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$34,550,000	—	$34,550,000

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, cash of $9,248,703 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2014.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	2

Schedule of Investments June 30, 2014 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 97.9%
Austin Trust, RB, VRDN (a)(b):
Series 1055 (Bank of America SBPA) (AGM), 0.13%, 7/07/14	$6,710	$6,710,000
Series 2008-1066 (Bank of America SBPA), 0.16%, 7/07/14	3,290	3,290,000
Borough of Fort Lee New Jersey, GO, Refunding, BAN, 1.00%, 11/26/14	600	601,461
Borough of Franklin Lakes New Jersey, GO, Refunding, BAN, 1.00%, 10/24/14	3,839	3,847,691
Borough of Hawthorne New Jersey, GO, BAN, 1.50%, 10/31/14	1,524	1,528,335
Borough of Metuchen New Jersey, GO:
Series A, 1.00%, 12/18/14	5,900	5,919,109
Series B, 1.50%, 12/18/14	453	454,453
Borough of Rumson New Jersey, GO, BAN, Series A, 0.75%, 9/03/14	330	330,002
Borough of Tenafly New Jersey, GO, BAN, 1.00%, 5/15/15	1,930	1,940,271
Borough of Westwood New Jersey, GO, BAN:
1.00%, 2/27/15	615	617,744
1.00%, 2/27/15	260	261,160
City of Cape May New Jersey, GO, 1.00%, 7/18/14	1,400	1,400,398
City of Ocean City New Jersey, GO, Refunding, 1.00%, 9/10/14	4,500	4,505,084
County of Bergen New Jersey, GO, Series A, 3.25%, 11/01/14	600	606,326
County of Camden New Jersey Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.09%, 7/07/14 (a)	1,580	1,580,000
County of Gloucester New Jersey, GO, 1.50%, 3/01/15	449	452,597
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN (a):
Series B (Barclays Bank PLC LOC), 0.05%, 7/07/14	2,555	2,555,000
Series B (TD Bank NA LOC), 0.05%, 7/07/14	2,970	2,970,000
Essex County Improvement Authority, HRB, VRDN, ACES, Pooled Government Loan Program (Wells Fargo Bank NA LOC), 0.04%, 7/07/14 (a)	1,120	1,120,000

Municipal Bonds	Par (000)	Value

New Jersey (continued)
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.05%, 7/07/14	$12,500	$12,500,000
Morris Museum Project (JPMorgan Chase Bank NA LOC), 0.07%, 7/07/14	5,750	5,750,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.20%, 7/07/14	5,540	5,540,000
Urban League Project (Wells Fargo Bank NA LOC), 0.10%, 7/07/14	1,650	1,650,000
New Jersey EDA, Refunding RB, VRDN (a):
Blair Academy Project (Wells Fargo Bank NA LOC), 0.04%, 7/07/14	6,720	6,720,000
Exxon Mobil Corp. Project, 0.01%, 7/01/14	6,850	6,850,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.15%, 7/07/14	5,400	5,400,000
New Jersey Educational Facilities Authority, RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.05%, 7/07/14 (a)	6,030	6,030,000
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.06%, 7/07/14 (a)(b)(c)	500	500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.04%, 7/07/14	7,865	7,865,000
Series A-4 (TD Bank NA LOC), 0.05%, 7/07/14	10,730	10,730,000
Virtua Health (Wells Fargo Bank NA LOC), 0.04%, 7/07/14	5,485	5,485,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN (a):
Hospital Capital Asset Financing, Series A (JPMorgan Chase NA LOC), 0.07%, 7/07/14	1,000	1,000,000
RWJ Health Care Corp. (TD Bank NA LOC), 0.05%, 7/07/14	4,140	4,140,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	1

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, RB, VRDN, S/F, AMT (Barclays Bank PLC SBPA) (a):
Series O, 0.06%, 7/07/14	$6,100	$6,100,000
Series O, 0.06%, 7/07/14	7,025	7,025,000
Series Q, 0.09%, 7/07/14	3,420	3,420,000
New Jersey State Educational Facilities Authority, RB, JPMorgan Chase PUTTERS/DRIVERS Trust, VRDN, Series 3922 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/07/14 (a)(b)(c)	2,165	2,165,000
New Jersey State Educational Facilities Authority, Refunding RB, P-FLOATS, VRDN, Series A (Bank of America NA SBPA), 0.06%, 7/07/14 (a)(b)(c)	2,000	2,000,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement) (a)(b)(c):
Series L-35, 0.10%, 7/07/14	17,090	17,090,000
Series L-36, 0.10%, 7/07/14	19,300	19,300,000
New Jersey Transportation Trust Fund Authority, RB, VRDN (a)(b)(c):
Clipper Tax-Exempt Certificate Trust, Series 31 (State Street Bank & Trust Co. SBPA), 0.06%, 7/07/14	28,900	28,900,000
Deutsche Bank SPEARS/LIFERS Trust (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 7/07/14	4,105	4,105,000
Deutsche Bank SPEARS/LIFERS Trust, Series DB-447 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 7/07/14	31,380	31,380,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT (JPMorgan Chase Bank NA SBPA) (a)(b)(c):
Series 3176, 0.11%, 7/07/14	18,715	18,715,000

Municipal Bonds	Par (000)	Value

New Jersey (continued)
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT (JPMorgan Chase Bank NA SBPA) (a)(b)(c) (concluded):
Series 3193, 0.11%, 7/07/14	$12,995	$12,995,000
Ramsey School District, GO, 1.25%, 7/18/14	2,200	2,200,592
Township of Branchburg New Jersey, GO, 1.00%, 10/09/14	3,781	3,786,902
Township of Cranford New Jersey, GO, BAN:
1.00%, 1/30/15	7,000	7,023,681
1.00%, 5/22/15	2,000	2,011,016
Township of Delran New Jersey, GO, BAN, Series A, 1.00%, 11/07/14	2,000	2,002,543
Township of East Hanover New Jersey, GO, BAN, 1.25%, 11/25/14	2,151	2,156,568
Township of Galloway New Jersey, GO, Refunding, Series A, 1.00%, 12/18/14	3,000	3,008,104
Township of Hillsborough New Jersey, GO, BAN, Series B, 1.00%, 12/12/14	2,211	2,213,845
Township of Lower New Jersey, GO, BAN, Series A, 1.00%, 8/07/14	3,530	3,531,201
Township of Maplewood New Jersey, GO, BAN, 1.00%, 7/02/15	2,609	2,623,007
Township of Marlboro New Jersey, GO, Refunding, BAN, 1.00%, 6/11/15	2,280	2,294,416
Township of Mendham New Jersey, GO, Refunding, BAN, 1.00%, 5/21/15	390	392,350
Township of Montclair New Jersey, GO, Refunding, BAN:
1.00%, 11/07/14	1,180	1,181,250
1.00%, 11/07/14	1,738	1,741,276
Township of Montville New Jersey, GO, BAN, 1.25%, 10/10/14	1,350	1,352,814
Township of Union County New Jersey, GO, BAN:
1.00%, 6/02/15	700	703,662
Series A, 1.00%, 8/08/14	4,150	4,151,761
Township of Vernon New Jersey, GO, BAN, 1.00%, 3/27/15	5,596	5,619,101
Township of Verona New Jersey, GO, Refunding, BAN, 1.00%, 7/25/14	3,355	3,356,418

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	2

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Township of West Orange New Jersey, GO, BAN, 1.25%, 12/18/14	$2,850	$2,858,639
Union County Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.01%, 7/01/14 (a)	1,405	1,405,000

Total Investments (Cost — $329,658,777*) — 97.9%		329,658,777
Other Assets Less Liabilities — 2.1%		7,213,854

Net Assets — 100.0%		$336,872,631

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

ACES	Adjustable Convertible Extendible Securities
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
P-FLOATS	Puttable Floating Rate Securities
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
S/F	Single-Family
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	3

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•		Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2014:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Municipal Bonds [1]	—	$329,658,777	—	$329,658,777

[1]	See above Schedule of Investments for values in the state.

The fund may hold assets in which the fair value approximates the carrying amount for financial purposes. As of June 30, 2014, cash of $9,133,908 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2014.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	4

Schedule of Investments June 30, 2014 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 107.8%
Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.08%, 7/07/14 (a)	$3,810	$3,810,000
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.06%, 7/07/14 (a)	4,865	4,865,000
Burnt Hills-Ballston Lake Central School District, GO, BAN, 1.00%, 6/26/15	4,325	4,357,424
Central Islip Union Free School District, GO, Refunding, BAN, 1.00%, 9/12/14	6,380	6,389,016
City of New Rochelle New York, GO, Refunding:
2.00%, 3/01/15	338	341,302
BAN, Series A, 1.00%, 3/06/15	4,258	4,277,087
City of New York New York, GO, Refunding:
VRDN, 0.03%, 7/01/14 (a)	9,500	9,500,000
Series A, 3.00%, 8/01/14	350	350,794
Sub-Series C-2, VRDN (Bayerische Landesbank LOC), 0.06%, 7/07/14 (a)	7,220	7,220,000
VRDN, Sub-Series E2 (JPMorgan Chase Bank NA LOC), 0.04%, 7/01/14 (a)	2,400	2,400,000
City of New York New York, GO, VRDN (a):
(Wells Fargo Bank NA SBPA), 0.01%, 7/01/14	6,400	6,400,000
Series A (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.06%, 7/01/14	1,000	1,000,000
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.07%, 7/07/14	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.06%, 7/07/14	8,860	8,860,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.07%, 7/07/14	14,260	14,260,000
Sub-Series D-3 (JPMorgan Chase Bank SBPA), 0.04%, 7/01/14	4,000	4,000,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 7/01/14	1,400	1,400,000

Municipal Bonds	Par (000)	Value

New York (continued)
City of New York New York, GO, VRDN (a) (concluded):
Sub-Series I-8 (State Street Bank Trust Co. LOC), 0.03%, 7/01/14	$6,000	$6,000,000
City of New York New York Housing Development Corp., RB, VRDN, M/F Mortgage, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.04%, 7/07/14 (a)	11,700	11,700,000
City of New York New York Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN, Future Tax-Exempt Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 7/07/14 (a)	1,600	1,600,000
Commack Union Free School District New York, GO, Refunding, 1.00%, 9/01/14	410	410,494
County of Erie New York Fiscal Stability Authority, BAN, Series A, 1.00%, 7/31/14	10,100	10,106,423
County of Saratoga New York, RB, VRDN, Hospital Project (HSBC Bank USA NA LOC), 0.06%, 7/07/14 (a)	2,495	2,495,000
County of Tompkins New York, GO, BAN, 1.00%, 7/15/14	5,000	5,001,350
Franklin County Civic Development Corp., Refunding RB, VRDN, Alice Hyde Medical Center, Series A (HSBC Bank USA NA LOC), 0.06%, 7/07/14 (a)	3,400	3,400,000
Gorham-Middlesex Central School District, GO, 1.00%, 7/08/15 (d)	4,950	4,986,036
Hyde Park Central School District New York, GO, Refunding, BAN, 0.50%, 6/26/15	7,822	7,830,004
Kinderhook Central School District, GO, BAN, 1.00%, 6/25/15	4,700	4,733,237
Long Island Power Authority, RB, VRDN, Sub-Series 1B (State Street Bank Trust Co. LOC), 0.04%, 7/01/14 (a)	13,700	13,700,000
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.08%, 7/07/14 (a)(b)(c)	4,625	4,625,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	1

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, Series 2010 A-1, 4.00%, 11/15/14	$400	$405,694
Metropolitan Transportation Authority, Refunding RB:
3.00%, 11/01/14	1,570	1,585,092
Series C, 4.00%, 11/15/14	2,570	2,607,103
Service Contract, Series A, 5.50%, 7/01/14	300	300,043
VRDN, Series A-1 (Royal Bank of Canada LOC), 0.03%, 7/07/14 (a)	11,900	11,900,000
Middle Country Central School District At Centereach, GO, Refunding, BAN, 1.00%, 8/15/14	1,000	1,000,803
Monroe County Industrial Development Agency, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 7/07/14 (a)(b)	6,000	6,000,000
Nassau County Industrial Development Agency, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae LOC), 0.05%, 7/07/14 (a)	13,250	13,250,000
New York City Housing Development Corp. New York, MRB, VRDN, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.07%, 7/07/14 (a)	4,255	4,255,000
New York City Housing Development Corp. New York, RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac Guarantor), 0.06%, 7/07/14	10,900	10,900,000
Balton, Series A (Freddie Mac LOC), 0.05%, 7/07/14	800	800,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.06%, 7/07/14	7,765	7,765,000
M/F, Series K-2 (Wells Fargo Bank NA LOC), 0.04%, 7/07/14	10,800	10,800,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor), 0.06%, 7/07/14	14,065	14,065,000

Municipal Bonds	Par (000)	Value

New York (continued)
New York City Housing Development Corp. New York, Refunding RB, VRDN (a):
M/F Housing, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.07%, 7/07/14	$2,700	$2,700,000
ROCS, Series II-R-11699, AMT (Citibank NA SBPA), 0.12%, 7/07/14 (b)	6,045	6,045,000
New York City Industrial Development Agency, RB, VRDN, AMT (a)
Air Express International Corp. Project (Citibank NA LOC), 0.05%, 7/07/14	8,000	8,000,000
Korean Air Lines Co. Ltd. Project, Series C (Kookmin Bank LOC), 0.14%, 7/07/14	7,100	7,100,000
New York City Municipal Water Finance Authority, RB, VRDN, PUTTERS, Series 2559 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/03/14 (a)(b)(c)	1,775	1,775,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, 2nd General Resolution, Sub-Series BB-3 (Royal Bank of Canada SBPA), 0.05%, 7/07/14 (a)	800	800,000
New York City Municipal Water & Sewer Finance Authority, Refunding RB, VRDN, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.03%, 7/01/14 (a)	5,300	5,300,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series 2F (Bayerische Landesbank SBPA), 0.06%, 7/01/14	1,655	1,655,000
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.03%, 7/01/14	14,500	14,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN (a):
New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.04%, 7/01/14	2,000	2,000,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	2

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN (a) (concluded):
New York City Recovery, Sub-Series 3H (Royal Bank of Canada SBPA), 0.05%, 7/01/14	$2,500	$2,500,000
New York City Trust for Cultural Resources, Refunding RB, VRDN, Series A-2 (Bank of New York LOC), 0.04%, 7/01/14 (a)	3,485	3,485,000
New York City Water & Sewer System, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.03%, 7/01/14 (a)	7,100	7,100,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
(Bank of Nova Scotia SBPA), 0.04%, 7/01/14	5,000	5,000,000
Series AA-6 (Mizuho Bank Ltd. SBPA), 0.04%, 7/01/14	3,300	3,300,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.05%, 7/07/14 (a)	12,100	12,100,000
New York State Dormitory Authority, GO, VRDN, JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3282 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/07/14 (a)(b)(c)	3,325	3,325,000
New York State Dormitory Authority, RB, VRDN (a):
Personal Income Tax Revenue, Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.07%, 7/07/14	5,500	5,500,000
Personal Income Tax Revenue, JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3280 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/07/14 (b)(c)	3,325	3,325,000
State University Dorm, ROCS, Series RR-II-11843 (BHAC) (Citibank NA SBPA), 0.07%, 7/07/14 (b)(c)	6,900	6,900,000

Municipal Bonds	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB:
4.00%, 7/01/14	$200	$200,021
City University, Consolidated 5th Series C, 5.00%, 7/01/14	950	950,122
City University, Consolidated 5th Series C, VRDN (Bank of America NA LOC), 0.08%, 7/07/14 (a)	3,995	3,995,000
Columbia University, Series B, 5.00%, 7/01/14	150	150,020
Cornell University, VRDN, Series B (JPMorgan Chase Bank NA SBPA), 0.08%, 7/07/14 (a)	4,400	4,400,000
Court Facility Lease-Westchester, Series A, 5.00%, 8/01/14	515	517,143
FFT Senior Communities, Inc., VRDN (HSBC Bank NA LOC), 0.05%, 7/07/14 (a)	2,700	2,700,000
Long Island University, Series A-2, VRDN (TD Bank NA LOC), 0.06%, 7/07/14 (a)	3,500	3,500,000
Memorial Sloan Kettering, Sub-Series A-2, 5.00%, 7/01/14	1,670	1,670,215
Mental Health Services Facility, Series F, 5.00%, 2/15/15	240	247,050
New York University, Series A, 2.50%, 7/01/14	420	420,024
Personal Income Tax Revenue, VRDN, PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/03/14 (a)(b)(c)	5,325	5,325,000
New York State Environmental Facilities Corp., RB, Series A, 4.00%, 12/15/14	240	244,093
New York State Environmental Facilities Corp., Refunding RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/07/14 (a)(c)	3,500	3,500,000
New York State HFA, HRB, VRDN, M/F Housing (a):
363 West 30th Street, Series A, AMT (Freddie Mac Guarantor), 0.06%, 7/07/14	12,150	12,150,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	3

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
New York State HFA, HRB, VRDN, M/F Housing (a) (concluded):
160 West 62nd Street, Series A2 (Wells Fargo Bank NA LOC), 0.08%, 7/07/14	$8,000	$8,000,000
New York State HFA, Refunding, HRB, VRDN, Series M-2 (Bank of America NA LOC), 0.11%, 7/07/14 (a)	3,495	3,495,000
New York State Liberty Development Corp., Refunding RB, 4 World Trade Center LLC, Deutsche Bank SPEARS/LIFERS Trust, VRDN (Deutsche Bank A.G. Guaranty Agreement), 0.13%, 7/07/14 (a)(b)(c)	8,850	8,850,000
New York State Thruway Authority, Refunding RB, VRDN, FLOATS (Morgan Stanley Bank Liquidity Agreement), 0.38%, 7/07/14 (a)(b)(c)	5,660	5,660,000
New York State Urban Development Corp., RB, 5.00%, 12/15/14	425	434,316
Onondaga County Industrial Development Agency, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 7/07/14 (a)	7,590	7,590,000
New York State Urban Development Corp. (AGO), Austin Trust, Refunding RB, VRDN, Series 2008-3508 (Bank of America LOC), 0.11%, 7/07/14 (a)(b)	6,450	6,450,000
Oswego County Industrial Development Agency, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.16%, 7/07/14 (a)	1,130	1,130,000
Port Authority of New York & New Jersey, CONS, Austin Trust, RB, VRDN, Series 2008-1066 (Bank of America NA LOC), 0.16%, 7/07/14 (a)(b)	5,480	5,480,000
Port Authority of New York & New Jersey, Refunding RB:
5.00%, 9/01/14	160	161,278

Municipal Bonds	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding RB (concluded):
FLOATS, VRDN, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.08%, 7/07/14 (a)(b)(c)	$14,000	$14,000,000
FLOATS, VRDN, Series 3321 (Credit Suisse AG SBPA), 0.06%, 7/07/14 (a)(b)(c)	835	835,000
PUTTERS, VRDN, Series 2945, AMT (JPMorgan Chase Bank NA SBPA), 0.11%, 7/07/14 (a)(b)(c)	1,665	1,665,000
Rensselaer County Industrial Development Agency, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/07/14 (a)	4,610	4,610,000
Rockland County Industrial Development Agency, Refunding RB, VRDN, Dominican College Project, Series A (TD Bank NA LOC), 0.10%, 7/07/14 (a)	8,105	8,105,000
Seaford Union Free School District, GO, TAN, 1.00%, 6/19/15 (d)	5,860	5,901,840
Shenendehowa Central School District, GO, BAN, Refunding, 1.00%, 6/25/15	3,838	3,866,241
South Colonie Central School District, GO, BAN, Albany and Schenectady Counties, 1.00%, 7/18/14	3,620	3,621,066
Sweet Home Central School District, GO, BAN, 1.00%, 7/08/15 (d)	3,920	3,949,714
Town of Greece New York, GO, BAN, 1.00%, 6/26/15	4,028	4,058,198
Town of Huntington New York, GO, BAN, 0.50%, 12/18/14 (d)	4,305	4,311,070
Town of Lagrange New York, GO, Refunding, BAN, Series B, 1.00%, 3/27/15	4,939	4,964,154
Triborough Bridge & Tunnel Authority, RB, Series D, 5.00%, 11/15/14	455	463,281

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	4

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority, Austin Trust, Refunding RB, VRDN, Series 2008-1184 (Bank of America LOC), 0.11%, 7/07/14 (a)(b)	$4,300	$4,300,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General (California State Teachers' Retirement System LOC) (a):
Series B-2A, 0.04%, 7/01/14	7,410	7,410,000
Series B-2BB, 0.04%, 7/01/14	9,355	9,355,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.11%, 7/07/14 (a)	6,030	6,030,000
Utility Debt Securitization Authority, Refunding RB, VRDN, FLOATS, Series 3369 (Morgan Stanley Bank SBPA), 0.08%, 7/07/14 (a)(b)(c)	2,500	2,500,000
Village of Tarrytown New York, GO, Refunding, 2.00%, 3/15/15	195	197,337

Municipal Bonds	Par (000)	Value

New York (concluded)
Wappingers Central School District, GO:
BAN, 0.75%, 12/16/14	$14,170	$14,205,921
Refunding, BAN, Series B, 1.00%, 7/10/15 (d)	3,926	3,954,295
Yonkers Industrial Development Agency, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.10%, 7/07/14 (a)	15,025	15,025,000

Total Investments (Cost — $563,309,301*) — 107.8%		563,309,301
Liabilities in Excess of Other Assets — (7.8)%		(40,518,654)

Net Assets — 100.0%		$522,790,647

Notes to Schedule of Investments
*	Cost for federal income tax purposes
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the princiapal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

National Financial Services Group	$14,842,171	—
Pershing LLC	$8,260,784	—

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
DRIVERS	Derivative Inverse Tax-Exempt Receipts
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	5

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

IDRB	Industrial Development Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2014:

Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds [1]	—	$563,309,301	—	$563,309,301

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, cash of $52,441 is categorized as Level 1 within the disclosure hierarchy.
There were no transfers between levels during the period ended June 30, 2014.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	6

Schedule of Investments June 30, 2014 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 99.9%
City of Beachwood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 8/06/14	$1,340	$1,340,974
City of Brecksville Ohio, GO, BAN, Service Center Garage Improvement, 1.00%, 6/17/15	400	403,079
City of Cincinnati Ohio School District, GO, Refunding, 5.00%, 12/01/14	165	168,273
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.08%, 7/07/14 (a)	8,650	8,650,000
City of Cleveland Ohio, Department of Public Utilities Division of Water, Refunding RB, Series W, 5.00%, 1/01/15	700	716,984
City of Cleveland Ohio, Department of Public Utilities Division of Waterworks, Refunding RB, VRDN, Series Q (Bank of New York Mellon LOC), 0.05%, 7/07/14 (a)	5,300	5,300,000
City of Columbus Ohio, Refunding RB, VRDN, FLOATS, Series 13 (Branch Banking & Trust, Liquidity Agreement), 0.05%, 7/07/14 (a)(b)(c)	2,990	2,990,000
City of Columbus Ohio Regional Airport Authority, RB, Deutsche Bank SPEARS/LIFERS Trust VRDN, Series DB-488 (NPFGC) (Deutsche Bank AG SBPA), 0.08%, 7/07/14 (a)(b)(c)	3,120	3,120,000
City of Hilliard Ohio, GO, Refunding, Various Purpose, Series B, 1.00%, 4/27/15	1,000	1,006,748
City of Independence Ohio, GO, BAN, Various Purpose, 1.00%, 4/15/15	570	573,466
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/10/15	500	502,907
City of Lebanon Ohio, GO, BAN, Various Purpose, 1.00%, 4/21/15	1,735	1,745,911
City of Mason Ohio, GO, BAN, Building Acquisition & Improvement, 1.25%, 12/16/14	810	813,701
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/10/15	2,300	2,310,311

Municipal Bonds	Par (000)	Value

Ohio (continued)
City of Strongsville Ohio, GO, BAN, Various Purpose, 1.00%, 10/21/14	$2,015	$2,019,348
City of Strongsville Ohio, GO, Refunding, Various Purpose, 2.00%, 12/01/14	100	100,752
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 0.04%, 7/01/14 (a)	3,900	3,900,000
County of Athens Ohio Port Authority, RB, VRDN, Housing for Ohio, Inc. Project (Barclays Bank PLC LOC, SBPA), 0.05%, 7/07/14 (a)	6,700	6,700,000
County of Butler Ohio, GO, BAN, Various Purpose, 0.40%, 7/31/14	2,350	2,350,000
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage and Service Center LLC Project (JPMorgan Chase Bank LOC), 0.05%, 7/07/14 (a)	4,200	4,200,000
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, M/F, AMT (Fannie Mae Guarantor, Liquidity Agreement), 0.09%, 7/07/14 (a)	3,100	3,100,000
County of Franklin Ohio Hospital Facilities, Refunding RB:
Series C, 0.09%, 11/15/33 (d)	1,500	1,500,000
VRDN, FLOATS, Series 21B (Barclays Capital PLC, Liquidity Agreement), 0.08%, 7/07/14 (a)(b)(c)	750	750,000
County of Lake Ohio, GO, BAN, East End Service Center Project, 1.00%, 4/01/15	1,500	1,508,680
County of Lorain Ohio Port Authority, RB, VRDN, St. Ignatius High School Project (US Bank NA LOC), 0.07%, 7/07/14 (a)	1,130	1,130,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series C (Barclays Bank PLC, SBPA), 0.01%, 7/01/14 (a)	2,085	2,085,000
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.06%, 7/07/14 (a)	4,000	4,000,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	1

Schedule of Investments (continued)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, Refunding RB, VRDN, AEP Generation Resources, Inc. Project, Series A (Mizuho Bank Ltd.), 0.08%, 7/07/14 (a)	$3,000	$3,000,000
Ohio HFA, RB, VRDN, S/F, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.07%, 7/07/14 (a)	5,900	5,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, S/F, Series A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.11%, 7/07/14 (a)(b)	270	270,000
Ohio State Building Authority, RB, Series A, 4.00%, 10/01/14	200	201,925
Ohio State University, RB, Series B, VRDN, 0.05%, 7/07/14 (a)	4,000	4,000,000
State of Ohio, GO, VRDN (a):
Common Schools, Series B, 0.03%, 7/07/14	1,455	1,455,000
Common Schools, Series C, 0.05%, 7/07/14	835	835,000
Infrastructure Improvement, Series B, 0.03%, 7/07/14	1,500	1,500,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.25%, 7/07/14 (a)	2,700	2,700,000

Municipal Bonds	Par (000)	Value

Ohio (concluded)
State of Ohio Higher Educational Facilities Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA) (a):
0.02%, 7/01/14	$4,100	$4,100,000
0.02%, 7/01/14	1,000	1,000,000
State of Ohio Higher Educational Facilities Commission, Refunding RB, VRDN (a):
Case Western Reserve University 2001 Project, Series A (Wells Fargo Bank NA SBPA), 0.02%, 7/01/14	1,800	1,800,000
Cleveland Clinic Health System Obligated Group, Series B (Wells Fargo Bank NA Liquidity Agreement), 0.01%, 7/01/14	1,500	1,500,000

Total Investments (Cost — $91,248,059*) — 99.9%		91,248,059
Other Assets Less Liabilities — 0.1%		116,786

Net Assets — 100.0%		$91,364,845

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	2

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

Portfolio Abbreviations (concluded)
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•		Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds [1]	—	$91,248,059	—	$91,248,059

[1]		See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes, As of June 30, 2014, cash of $49,785 is categorized as Level 1 within the disclosure hierarchy.
There were no transfers between levels during the period ended June 30, 2014.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	3

Schedule of Investments June 30, 2014 (Unaudited)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 111.5%

Abington School District, GO, Refunding, 5.50%, 10/01/14	$100	$101,348
Allegheny County Higher Education Building Authority, Refunding RB, Carnegie Mellon University, Series A, 5.00%, 3/01/15	50	51,597
Carlisle School District, GO, Refunding, 0.25%, 3/01/15 (a)	200	200,000
Center City District, Refunding RB, 4.00%, 12/01/14	50	50,790
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (b)(c)(d)	2,280	2,280,000
City of Philadelphia Pennsylvania, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN (b)(c)(d):
Series D-1309 (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14	1,600	1,600,000
Series D-495, AMT (AGM) (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.13%, 7/07/14	4,000	4,000,000
City of Philadelphia Pennsylvania, GO, VRDN, Refunding, Series B (Bank of New York Mellon LOC), 0.05%, 7/07/14 (d)	4,600	4,600,000
City of Philadelphia Pennsylvania Gas Works, RB, VRDN, Series A-2 (JPMorgan Chase Bank NA LOC), 0.03%, 7/07/14 (d)	1,000	1,000,000
City of Philadelphia Pennsylvania Gas Works, Refunding RB, VRDN, Series D (Royal Bank of Canada LOC), 0.05%, 7/07/14 (d)	1,100	1,100,000
City of Philadelphia Pennsylvania IDA, RB, VRDN, Girard Estate Facilities Leasing (JPMorgan Chase Bank NA LOC), 0.09%, 7/07/14 (d)	500	500,000
Coatesville School District, GO, Refunding, 5.25%, 8/15/14 (e)	800	805,063
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 3/15/15	100	103,393
1st Series, 5.00%, 5/15/15	150	156,173

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Commonwealth of Pennsylvania, GO (concluded):
1st Series, 5.00%, 7/01/15	$100	$104,813
1st Series A, 5.00%, 11/01/14	300	304,877
2nd Series, 5.00%, 1/01/15	100	102,403
2nd Series A, 3.45%, 8/01/14	50	50,143
Commonwealth of Pennsylvania, GO, Refunding, 3rd Series, 5.00%, 9/01/14	50	50,405
Council Rock School District, GO, Refunding, Series C, 2.00%, 11/15/14	1,170	1,178,241
County of Allegheny Pennsylvania Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (b)(c)(d)	760	760,000
County of Bucks Pennsylvania, GO, 3.00%, 12/01/14	100	101,165
County of Bucks Pennsylvania Water & Sewer Authority, Refunding RB, 5.00%, 6/01/15	300	313,055
County of Chester Pennsylvania, GO, Refunding, Series C, 2.50%, 7/15/14	150	150,132
County of Chester Pennsylvania Health & Education Facilities Authority, Refunding RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.08%, 7/07/14 (d)	900	900,000
County of Chester Pennsylvania IDA, RB, VRDN, AMT (Wells Fargo Bank NA LOC) (d):
Hankin Group, Series A, 0.25%, 7/07/14	1,355	1,355,000
West Vincent Association, Series B, 0.25%, 7/07/14	1,475	1,475,000
County of Chester Pennsylvania School Authority, Refunding RB, Intermediate Unit Project, 1.00%, 4/01/15 (a)	500	503,040
County of Delaware Pennsylvania Authority Villanova University, Refunding RB, 4.00%, 12/01/14	100	101,603

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	1

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

County of Delaware Pennsylvania IDA, RB, VRDN, Scott Paper Co., Series A (Kimberly Clark Corp. Guaranty Agreement), 0.09%, 7/07/14 (d)	$700	$700,000
County of Delaware Pennsylvania IDA, Refunding RB, VRDN, Covanta Energy, Series A (Bank of America NA LOC), 0.10%, 7/07/14 (d)	800	800,000
County of Erie Pennsylvania, GO, 3.50%, 9/01/14	100	100,538
County of Franklin Pennsylvania, GO, Refunding, Series A, 2.00%, 4/01/15 (a)	100	101,307
County of Lehigh Pennsylvania, GO, Refunding, 4.00%, 11/15/14	600	608,711
County of Montgomery Pennsylvania, GO, Refunding:
4.00%, 10/15/14 (f)	5	5,055
Series A, 4.00%, 10/15/14 (f)	5	5,056
Series A, 4.00%, 10/15/14	40	40,445
Series A, 4.00%, 12/01/14 (f)	10	10,160
Series A, 4.00%, 12/01/14	70	71,119
County of Montgomery Pennsylvania IDA, RB, VRDN, Big Little Association Project, Series A (Wells Fargo Bank NA LOC), 0.25%, 7/07/14 (d)	570	570,000
County of York Pennsylvania IDA, RB, VRDN, 495 Leasing Project, AMT (Wells Fargo Bank NA LOC), 0.25%, 7/07/14 (d)	910	910,000
Downingtown School District, GO, Refunding Series AA, 5.00%, 11/01/14	200	203,248
Emmaus Pennsylvania General Authority, RB, VRDN (d):
Series 89F, Sub-Series F-24 (U.S. Bank NA LOC), 0.05%, 7/07/14	600	600,000
Series B, Sub-Series B-32 (U.S. Bank NA LOC), 0.05%, 7/07/14	1,500	1,500,000
Geisinger Authority, RB, VRDN, Geisinger Health System (d):
(Northern Trust Co. SBPA), 0.01%, 7/01/14	600	600,000
Series B (TD Bank NA SBPA), 0.02%, 7/01/14	1,295	1,295,000
Great Valley School District, GO, 1.00%, 11/01/14 (a)	200	200,546

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Haverford Township School District, GO, Refunding, VRDN (TD Bank NA LOC), 0.06%, 7/07/14 (d)	$1,900	$1,900,000
Hempfield School District, GO, Refunding:
1.00%, 10/15/14	50	50,122
Series A, 4.00%, 10/15/14	50	50,553
Lancaster IDA, RB, VRDN, AMT, Purple Partners LLC Project (U.S. Bank NA LOC), 0.08%, 7/07/14 (d)	2,600	2,600,000
Lower Moreland Township School District, GO, Refunding, 3.00%, 2/15/15	100	101,758
Methacton School District, GO, Refunding, Series A, 0.45%, 9/15/14	100	100,015
Penn Delco School District, GO, Refunding Series B, 3.00%, 2/15/15	100	101,687
Pennsbury School District, GO, Refunding, Series A, 1.00%, 8/01/14	100	100,063
Pennsylvania Economic Development Financing Authority, RB, VRDN (d):
Evergreen Community Power Facility, AMT (Manufacturers & Traders Trust Co. LOC), 0.21%, 7/07/14	5,755	5,755,000
Homewood Retirement, Series E (Manufacturers & Trades Trust Co. LOC), 0.12%, 7/07/14	730	730,000
Merck & Co., Inc., West Point Project, AMT, 0.11%, 7/07/14	8,500	8,500,000
Penn Waste, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 7/07/14	1,735	1,735,000
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A:
4.00%, 7/01/14	650	650,069
3.00%, 1/01/15	145	147,031
Pennsylvania HFA, MRB, VRDN, S/F Housing, Series 82-B, AMT (Royal Bank of Canada SBPA), 0.07%, 7/07/14 (d)	905	905,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	2

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Pennsylvania HFA, RB, VRDN, Series 81C (Royal Bank of Canada SBPA), 0.07%, 7/07/14 (d)	$380	$380,000
Pennsylvania Higher Education Assistance Agency, Refunding RB, 0.60%, 12/15/14	25	25,024
Pennsylvania Higher Educational Facilities Authority, RB, Series B, 3.63%, 8/15/14	100	100,443
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
3.00%, 12/01/14	100	101,172
VRDN, Gwynedd Mercey College, Series P1 (Barclays Bank LOC), 0.05%, 7/07/14 (d)	1,000	1,000,000
Pennsylvania State Turnpike Commission, RB, VRDN (b)(c)(d):
Deutsche Bank SPEARS/LIFERS Trust, Series D-1179 (Deutsche Bank AG SBPA), 0.11%, 7/07/14	600	600,000
FLOATS, Series 3225 (Morgan Stanley Bank SBPA), 0.38%, 7/07/14	400	400,000
Pennsylvania State Turnpike Commission, Refunding RB, Series B, 5.00%, 12/01/14	425	433,536
Pennsylvania State University, RB:
Series A, 5.00%, 3/01/15	100	103,178
VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/03/14 (b)(c)(d)	800	800,000
Pennsylvania State University, Refunding RB, 5.25%, 8/15/14	100	100,638
Pennsylvania Turnpike Commission, Refunding RB (g):
Series B-1, 0.11%, 6/01/15	1,900	1,900,000
Series B-2, 0.11%, 6/01/15	1,400	1,400,000
Perkiomen Valley School District, GO, Refunding, 2.00%, 11/15/14	100	100,649
Philadelphia Hospitals & Higher Education Facilities Authority, RB, VRDN, The Children’s Hospital of Philadelphia Project, Series B (Wells Fargo Bank NA SBPA), 0.03%, 7/01/14 (d)	2,400	2,400,000

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)

Radnor Township School District, GO, Refunding, 1.00%, 4/01/15 (a)	$200	$201,244
Red Lion Area School District, GO, Refunding, 1.00%, 2/01/15	200	200,861
School District of Philadelphia Pennsylvania, GO, Refunding, VRDN, Series F (Barclays Bank PLC LOC), 0.05%, 7/07/14 (d)	1,000	1,000,000
Souderton Area School District, GO, Refunding:	50	50,615
4.00%, 11/01/14	50	50,615
Series AA, 5.00%, 9/01/14	50	50,406
Southmoreland School District, GO, Series A, 1.00%, 10/01/14	265	265,563
Township of Lower Allen Pennsylvania, GO, Refunding, 1.00%, 11/15/14	105	105,275
Township of Lower Merion Pennsylvania, GO, Refunding, Series A, 2.00%, 1/01/15	100	100,837
Township of Middletown Pennsylvania, GO, Refunding, 0.20%, 10/15/14	100	100,000
Township of West Pikeland Pennsylvania, GO, Refunding, 2.00%, 12/15/14	100	100,780
University of Pittsburgh Commonwealth Higher Education, RB, Capital Projects, Series B, 5.00%, 9/15/14	220	222,229
University of Pittsburgh Commonwealth Higher Education, Series B, 0.07%, 9/02/14	1,700	1,700,000
Warwick School District, GO, Refunding, Series A, 1.00%, 3/01/15	210	211,050
West Chester School District, GO, Refunding, 4.00%, 4/15/15	100	102,955
York General Authority Pennsylvania, RB, VRDN, Strand Capitol Arts Center Project (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/07/14 (d)	405	405,000

Total Investments (Cost — $70,407,179*) — 111.5%		70,407,179
Liabilities in Excess of Other Assets — (11.5)%		(7,265,963)

Net Assets — 100.0%		$63,141,216

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	3

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Janney Montgomery Scott LLC	$101,307	—
RBC Capital Markets LLC	904,830	—
Robert W. Baird Co.	200,000	—

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal or U.S. Treasury obligations.
(g)	Variable rate security. Rate shown is as of report date.
Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single Family
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	4

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•		Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2014:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Municipal Bonds [1]	—	$70,407,179	—	$70,407,179

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, cash of $2,290,702 is categorized as Level 1 within disclosure hierarchy.
There were no transfers between levels during the period ended June 30, 2014.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2014	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By: /s/ John M.Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BIF Multi-State Municipal Series Trust

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M.Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BIF Multi-State Municipal Series Trust

Date: August 26, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BIF Multi-State Municipal Series Trust

Date: August 26, 2014